NOTE 14 - Convertible loan: Schedule of Movement in Covertible Loan (Details) - Convertible Loan B - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net debt	$ 11,727	$ 0
Change in Debt due to Issuance of Convertible loan		10,077
Change in Debt due to Loss recognized in Profit or loss	2,548	1,650
Net debt	0	11,727
Change in Debt due to Conversion of convertible loans	(14,275)
Net debt	$ 0	$ 11,727